Right-of-use assets and lease liability (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Low-value leases expense	R$ 7,200,000,000	R$ 981,000
Contractual payments	R$ 70,085	R$ 62,256,000
Weighted average incremental rate	5.18%	7.30%
Non-cash investing and financing activity	R$ 565,774,000	R$ 787,613,000
Uninitiated lease arrangements member
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Commitments of lease agreement	R$ 1,800,000,000
United States of America, Dollars
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Contractual payments		R$ 12,559,000